Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of the option award activity
The
 following table summarizes the stock option award activity for the nine months ended September 30,
2022:

	Outstanding	Exercisable
January 1, 2022	607,220	280,090
Granted	716,630	47,477
Canceled or expired	(18,750)	(18,750)
Exercised	(56,250)	(56,250)

September 30, 2022	1,248,850	252,567

The following table summarizes the option activity for the years ended December 31, 2021 and 2020:

			Options Outstanding
	Shares Available For Grant	Number of Options	Weighted Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in 000s)
Balances, January 1, 2020	397,519	583,750	$0.15	$0.07	8.26	$496
Options granted	(246,448)	246,448	$1.01	$0.44
Options forfeited / cancelled	4,558	(4,558)	$1.00	$0.45
Options expired	1,692	(1,692)	$1.00	$0.45
Options exercised	—	(24,479)	$0.12	$0.06

Balances, December 31, 2020	157,321	799,469	$0.41	$0.18	7.88	$505
Shares reserved for issuance	937,500	—
Reserved shares cancelled	(182,842)	—
Options granted	(280,250)	280,250	$4.06	$1.95
Options forfeited / cancelled	25,784	(25,784)	$0.40	$0.18
Options expired	49,737	(49,737)	$0.71	$0.31
Options exercised	—	(396,979)	$0.15	$0.07

Balances, December 31, 2021	707,250	607,219	$2.23	$1.06	8.56	$1,163

At December 31, 2021
Vested and exercisable		280,090	$0.66	0.28	7.40	$902

Summary of unvested restricted common stock awards issued to employees
The following table summarizes the activity of the Company’s outstanding unvested restricted common stock awards issued to employees during the nine months ended September 30,
2022:

Number of Shares
January 1, 2022	100,781
Vested	(7,031)
Cancelled	(93,750)

September 30, 2022	—

The following table sets forth the status of the Company’s
non-vested
restricted common stock awards issued to employees:

	Number of Shares	Weighted- Average Grant-Date Fair Value Per Share
Non-vested as of January 1, 2020	119,792	$—
Vested	(119,792)	$—

Non-vested as of December 31, 2020	—	$—
Issuance of restricted common stock	112,500	$0.36
Vested	(11,719)	$0.36

Non-vested as of December 31, 2021	100,781	$0.36

Summary of fair value of share-based payment awards estimated on the date of grant using assumptions	The fair value of share-based payment awards was estimated on the date of grant using the following assumptions:

	2021	2020
Expected life (in years)	5.50 – 6.08	5.00 - 6.05
Expected volatility	49.60% - 51.57%	46.39% - 52.10%
Risk-free interest rate	1.07% - 1.33%	0.22% - 1.42%
Dividend yield	0%	0%

Summary of total stock-based compensation expense recorded related to share-based payment awards
Total stock-based compensation recorded in the condensed statements of operations is allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021

Research and development	$32	$4	$82	$11
Sales and marketing	1	6	2	7
General and administrative	80	13	202	23

Total stock-based compensation	$113	$23	$286	$41

Total stock-based compensation expense recorded related to share-based payment awards was allocated to research and development and general and administrative expense as follows:

	2021	2020
Cost of sales	$—	$2
Research and development	6	30
Sales and marketing	1	2
General and administrative	50	44

Total stock-based compensation	$57	$78